Segment and Geographic Data - Sources of Revenue and Other Information by Geographic Area (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		$ 1,040,856	$ 1,212,463	$ 1,378,124
Long-lived assets	[1]	28,229	37,219
Operating lease assets		75,696	89,902
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		683,449	761,358	885,152
Long-lived assets	[1]	24,417	31,566
Operating lease assets		68,062	80,609
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		44,930	55,060	61,155
Long-lived assets	[1]	2,412	3,198
Operating lease assets		4,159	5,079
Continental Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		239,129	297,910	313,380
Long-lived assets	[1]	907	1,111
Operating lease assets		2,304	2,216
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		47,995	65,820	84,387
Long-lived assets	[1]	303	1,002
Operating lease assets		1,169	1,732
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues, net		25,353	32,315	$ 34,050
Long-lived assets	[1]	190	342
Operating lease assets		$ 2	$ 266

[1]	Amounts include finance lease assets